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File No. 042073-0009

VIA EDGAR

Jeffrey Riedler, Esq.

Assistant Director Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Zogenix, Inc.
SEC File No. 333-169210
Registration Statement on Form S-1 filed September 3, 2010
Amendment No. 1 filed October 12, 2010
Amendment No. 2 filed October 27, 2010

Dear Mr. Riedler:

We are in receipt of the Staff’s letter dated October 25, 2010 with respect to the above-referenced Registration Statement. We are responding to the Staff’s comments on behalf of Zogenix, Inc. (“Zogenix” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Zogenix is submitting via EDGAR Amendment No. 2 to its Registration Statement on Form S-1 (the “Amendment”), responding to the Staff’s comments. Courtesy copies of this letter and the Amendment (marked to show the changes thereto) are being submitted to the Staff by courier.

Zogenix’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Amendment. For ease of reference, we have set forth the Staff’s comments and Zogenix’s response for each item below.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Estimates

Revenue Recognition

Product Sales Allowances, page 77

1.	Refer to your disclosure in response to our prior comment 13. It is unclear if any changes were made in response to the second bullet of our comment. Please revise your disclosure to discuss

October 27, 2010

any shipments made as a result of incentives and/or in excess of your customer’s ordinary course of business inventory level and discuss your revenue recognition policy for such shipments. If this is not applicable to you, please clarify that fact.

Zogenix’s Response: Zogenix has revised the Amendment in accordance with the Staff’s comment. Please refer to the revisions on page 80 of the Amendment.

Stock Based Compensation

Common Stock Valuation, page 81

2.	We have reviewed your revised disclosure in response to comment 14 and have the following comments:

•	With respect to the second bullet, please disclose the estimated enterprise value at each valuation date.

Zogenix’s Response: Zogenix has revised the Amendment in accordance with the Staff’s comment and included disclosure of the weighted average enterprise values for each valuation date in tabular form. Please refer to the revisions on page 87 of the Amendment.

•	With respect to the fourth bullet, please provide quantitative disclosure surrounding the probability of completing an initial public offering at September 30, 2009 and December 31, 2009.

Zogenix’s Response: Zogenix respectfully directs the Staff to the disclosure on page 84 of the Amendment, which notes that the reassessed periods prior to 2010 did not forecast a liquidity event in the near term and, therefore, an option pricing model was utilized. Zogenix has supplemented the disclosure on page 84 to provide additional clarity. Beginning with the June 30, 2010 valuation (which was applied to options granted subsequent to April 1, 2010), Zogenix used the PWERM model and began estimating the enterprise value using certain financial scenarios with an initial public offering assumption as there was greater clarity with respect to a potential liquidity event.

•	With respect to the sixth bullet, please expand your disclosure to clarify the statistical algorithms and historical trends used in your discounted cash flows analysis.

Zogenix’s Response: Zogenix respectfully submits to the Staff that the statistical algorithms are proprietary to a software tool that is purchased from a third party and primarily based on the inputs provided by Zogenix. Zogenix has revised the disclosure on page 86 of the Amendment to describe the key inputs and assumptions used with the statistical algorithms that provide unit product demand to form the basis for the financial forecasts.

•	With respect to the ninth bullet, please update your table on page 84, as appropriate.

Zogenix’s Response: Zogenix has revised the Amendment in accordance with the Staff’s comment. Please refer to the revisions on pages 87 of the Amendment.

October 27, 2010

Business

Our Product and Product Candidates

Sumavel DosePro Post-Approval Clinical Program, page 109

3.	In response to prior comment 16, you disclose on page 109 that the Phase 4 open-label study met its primary endpoint of demonstrating a significant and clinically relevant improvement in patient satisfaction after treatment with Sumavel DosePro as measured by the Patient Perception of Migraine Questionnaire-Revised (PPMQ-R). In order to put this disclosure in the proper context, please disclose each endpoint of the study and each of the related p-values.

Zogenix’s Response: Zogenix acknowledges the Staff’s comment and has revised the disclosure accordingly. Specifically, Zogenix has expanded its discussion of the Phase 4 study to provide greater detail with respect to the study’s sole primary endpoint, PPMQ-R Overall Satisfaction, including its p-value. Please refer to the revisions to page 113 of the Amendment.

* * * * *

Any comments or questions regarding the foregoing should be directed to the undersigned at 858-523-5435. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Cheston J. Larson

Cheston J. Larson
of LATHAM & WATKINS LLP

cc:	Roger L. Hawley, Zogenix, Inc.
Ann Rhoads, Zogenix, Inc.
Trisha Millican, Zogenix, Inc.
Matthew T. Bush, Latham & Watkins LLP
Eric S. Hauter, Esq., Sidley Austin LLP
John Clift, Ernst & Young LLP
Esther Jeska, Ernst & Young LLP

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